Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
Operating Leases

Note 13 – Operating Leases

The Company leases its primary office space under a noncancelable operating lease with an expiration date of September 2024. The lease requires the Company to pay certain taxes, insurance, utilities, and maintenance costs. In 2019, the Company amended the lease, agreeing to sublease additional space in the building, which sublease expires in December 2024. In connection with this operating lease, the Company was granted an allowance for tenant improvements as a lease incentive. Deferred lease incentive is included in Other Long-term Liabilities on the Condensed Balance Sheets and is being amortized on a straight-line basis over the term of the lease ending in September 2024. Deferred lease incentive totaled $195 and $246 as of September 30, 2021, and December 31, 2020, respectively.

On September 1, 2021, the Company entered into an Industrial Lease Agreement with the initial term through March 31, 2029 and which contains one option to renew for five years. The Company is responsible for its proportionate share of common area maintenance, taxes, and insurance.

Total rent expense under these leases was $173 and $119 for the three months ended September 30, 2021 and 2020, respectively, and $375 and $363 for the nine months ended September 30, 2021 and 2020, respectively, and are charged to Operating Expenses based on personnel costs incurred in the accompanying Condensed Statements of Operations.

Note 13 – Operating Leases

The Company leases office space under a noncancelable operating lease with a maturity date in September 2024. The lease requires the Company to pay certain taxes, insurance, utilities, and maintenance costs. In 2019, the Company amended the lease, agreeing to sublease additional space in the building. Total rent expense under these leases was $414,816 and $305,270 for 2020 and 2019, respectively, and are charged to operating expense categories based on personnel costs incurred in the accompanying Condensed Statement of Operations.

In connection with this operating lease, the Company was granted an allowance for tenant improvements as a lease incentive. Deferred lease incentive reflected in the accompanying balance sheet are being amortized on a straight-line basis over the term of the lease ending in September 2024. Deferred lease incentive totaled $245,581 and $312,558 as of December 31, 2020 and 2019, respectively.

Future minimum annual commitments under these operating leases are as follows:

Years Ending December 31	Amount
2020	$368,501
2021	379,416
2022	390,688
2023	306,243
Thereafter	—
Total	$1,444,848